Expense By Nature - Summary of Employee Benefit Expenses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Classes of employee benefits expense [abstract]
Wages, salaries and bonuses	¥ 11,681,753	¥ 10,764,239	¥ 8,689,993
Other social security costs, housing benefits and other employee benefits	3,157,771	2,787,803	2,473,673
Pension costs – defined contribution plans	1,430,074	427,917	1,244,100
Share-based payment	133,395	165,248	(55,443)
Employee benefits expense	¥ 16,402,993	¥ 14,145,207	¥ 12,352,323